(2_FIDELITY_LOGOS)FIDELITY

CAPITAL & INCOME
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     30   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    34   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    39   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997          PAST 6   PAST 1   PAST 5   PAST 10
                                        MONTHS   YEAR     YEARS     YEARS

FIDELITY CAPITAL & INCOME               11.12%   14.62%   79.51%   213.35%

MERRILL LYNCH HIGH YIELD MASTER INDEX   8.34%    13.82%   75.42%   219.17%

HIGH CURRENT YIELD FUNDS AVERAGE        9.65%    14.46%   72.92%   181.61%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 203 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997          PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS     YEARS

FIDELITY CAPITAL & INCOME               14.62%   12.41%   12.10%

MERRILL LYNCH HIGH YIELD MASTER INDEX   13.82%   11.90%   12.31%

HIGH CURRENT YIELD FUNDS AVERAGE        14.46%   11.54%   10.82%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971114 135747 S00000000000001
             Capital & Income            ML High Yield Master
             00038                       ML002
  1987/10/31      10000.00                    10000.00
  1987/11/30      10225.45                    10252.88
  1987/12/31      10356.98                    10389.03
  1988/01/31      10692.22                    10673.32
  1988/02/29      10987.52                    10962.94
  1988/03/31      10916.23                    10944.81
  1988/04/30      10995.98                    10976.42
  1988/05/31      11001.30                    11033.71
  1988/06/30      11220.31                    11244.67
  1988/07/31      11339.25                    11363.49
  1988/08/31      11344.01                    11400.83
  1988/09/30      11464.47                    11515.75
  1988/10/31      11587.75                    11695.17
  1988/11/30      11582.72                    11738.98
  1988/12/31      11660.62                    11788.65
  1989/01/31      11875.24                    11965.44
  1989/02/28      11941.32                    12045.85
  1989/03/31      11868.91                    12035.13
  1989/04/30      11825.05                    12070.65
  1989/05/31      12037.28                    12292.86
  1989/06/30      12290.77                    12467.02
  1989/07/31      12313.88                    12526.07
  1989/08/31      12312.72                    12587.94
  1989/09/30      11931.79                    12468.10
  1989/10/31      11402.57                    12270.89
  1989/11/30      11427.43                    12298.39
  1989/12/31      11285.66                    12287.27
  1990/01/31      10907.32                    12047.13
  1990/02/28      10710.87                    11871.68
  1990/03/31      10816.16                    12032.16
  1990/04/30      10850.77                    12093.29
  1990/05/31      11081.16                    12311.74
  1990/06/30      11328.21                    12550.26
  1990/07/31      11577.78                    12815.48
  1990/08/31      11299.84                    12324.88
  1990/09/30      10997.29                    11788.85
  1990/10/31      10648.90                    11488.86
  1990/11/30      10790.73                    11586.18
  1990/12/31      10851.58                    11753.13
  1991/01/31      10910.39                    11919.27
  1991/02/28      11457.73                    12803.96
  1991/03/31      11959.41                    13354.47
  1991/04/30      12458.78                    13830.05
  1991/05/31      12502.21                    13897.58
  1991/06/30      12765.67                    14177.15
  1991/07/31      13177.51                    14516.85
  1991/08/31      13355.55                    14821.96
  1991/09/30      13536.80                    15010.75
  1991/10/31      13866.51                    15456.80
  1991/11/30      13947.08                    15635.34
  1991/12/31      14087.43                    15816.98
  1992/01/31      14937.01                    16370.00
  1992/02/29      15567.93                    16776.55
  1992/03/31      16232.56                    17010.63
  1992/04/30      16564.09                    17134.44
  1992/05/31      16764.20                    17407.75
  1992/06/30      16957.23                    17624.03
  1992/07/31      17293.51                    17981.11
  1992/08/31      17466.80                    18219.17
  1992/09/30      17634.57                    18426.76
  1992/10/31      17455.52                    18194.03
  1992/11/30      17621.65                    18451.70
  1992/12/31      18038.87                    18689.28
  1993/01/31      18727.66                    19149.49
  1993/02/28      19116.67                    19511.96
  1993/03/31      19724.29                    19850.24
  1993/04/30      19881.91                    19992.72
  1993/05/31      20280.41                    20261.85
  1993/06/30      21068.50                    20642.52
  1993/07/31      21264.09                    20864.40
  1993/08/31      21438.51                    21063.29
  1993/09/30      21553.74                    21167.22
  1993/10/31      21987.04                    21565.96
  1993/11/30      22221.65                    21683.91
  1993/12/31      22531.25                    21900.73
  1994/01/31      23208.00                    22380.69
  1994/02/28      23196.77                    22219.74
  1994/03/31      22597.17                    21495.66
  1994/04/30      22359.27                    21244.46
  1994/05/31      22332.76                    21168.78
  1994/06/30      22045.31                    21246.69
  1994/07/31      22191.56                    21396.05
  1994/08/31      22193.39                    21544.66
  1994/09/30      22164.81                    21536.51
  1994/10/31      22021.16                    21591.24
  1994/11/30      21631.50                    21407.57
  1994/12/31      21492.46                    21645.69
  1995/01/31      21823.22                    21951.55
  1995/02/28      22703.29                    22636.47
  1995/03/31      22825.01                    22951.49
  1995/04/30      23395.57                    23488.87
  1995/05/31      23818.93                    24222.71
  1995/06/30      23907.23                    24407.73
  1995/07/31      24745.36                    24686.76
  1995/08/31      24823.54                    24836.59
  1995/09/30      25163.43                    25120.75
  1995/10/31      25216.07                    25298.82
  1995/11/30      24777.18                    25545.77
  1995/12/31      25090.23                    25955.83
  1996/01/31      25206.84                    26365.75
  1996/02/29      25686.58                    26405.45
  1996/03/31      25716.93                    26333.74
  1996/04/30      26138.57                    26345.67
  1996/05/31      26332.94                    26535.66
  1996/06/30      26242.94                    26695.06
  1996/07/31      26148.61                    26876.30
  1996/08/31      26518.44                    27153.85
  1996/09/30      27206.68                    27736.45
  1996/10/31      27338.27                    28040.43
  1996/11/30      27701.99                    28607.32
  1996/12/31      27952.38                    28827.45
  1997/01/31      28111.12                    29048.99
  1997/02/28      28674.05                    29456.49
  1997/03/31      28102.43                    29129.33
  1997/04/30      28199.01                    29460.87
  1997/05/31      29093.75                    30047.04
  1997/06/30      29597.17                    30512.17
  1997/07/31      30272.63                    31244.40
  1997/08/31      30458.37                    31174.10
  1997/09/30      31870.30                    31706.35
  1997/10/31      31334.73                    31916.78
IMATRL PRASUN   SHR__CHT 19971031 19971114 135750 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Capital & Income Fund on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $31,335 - a 213.35% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $31,917 - a 219.17% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            SIX MONTHS    YEARS ENDED APRIL 30,
            ENDED
            OCTOBER 31,

      1997   1997   1996   1995   1994   1993


DIVIDEND RETURN               4.65%    8.52%    9.87%    9.01%    9.34%    8.25%

CAPITAL APPRECIATION RETURN    6.47%   -0.64%    1.85%   -4.38%    3.12%   11.78%

TOTAL RETURN                  11.12%   7.88%    11.72%   4.63%    12.46%   20.03%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997    PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE               5.03(CENTS)   41.60(CENTS)   66.61(CENTS)

ANNUALIZED DIVIDEND RATE          5.86%         8.49%          6.98%

30-DAY ANNUALIZED YIELD           6.58%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.10 over the past one month, $9.72 over the past six months, and $9.54 over the past one year, you can compare the fund's income over these three periods. The past six months and one year dividends per-share include additional distributions required by federal tax regulations. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with David Glancy, Portfolio Manager of Fidelity Capital & Income Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the six months that ended October 31, 1997, the fund returned 11.12%. For the same period, the high current yield funds average as tracked by Lipper Analytical Services returned 9.65%. The Merrill Lynch High Yield Master Index, meanwhile, returned 8.34% during the same time period. For the 12 months that ended October 31, 1997, the fund returned 14.62%, while the Lipper average and Merrill Lynch index returned 14.46% and 13.82%, respectively.
Q. WHAT FACTORS HELPED THE FUND OUTPERFORM BOTH ITS PEER GROUP AND THE
INDEX?
A. Buoyed by a positive backdrop of low default rates, steady economic growth and strong demand, high-yield bonds continued to post healthy returns and the fund benefited accordingly. Also, unlike many of its competitors in the peer group - which tend to invest almost exclusively in high-yield bonds - Capital & Income has the ability to invest a portion of its assets in stocks and distressed securities. Several individual stocks performed very well during the period, giving the fund an extra boost that many other funds may not have realized. A third catalyst was the outstanding performance turned in by several of the fund's cable TV and satellite-related debt and equity positions.
Q. THE FUND HISTORICALLY HAS BEEN ATTRACTED TO THE CABLE TV INDUSTRY. WHY IS THIS GROUP APPEALING AND WHAT FACTORS HELPED ITS PERFORMANCE DURING THE PERIOD?
A. Many cable TV companies are appealing because they have steady, predictable cash flows. People typically pay their cable bills on a consistent basis and there is enormous potential to sell new cable services. Microsoft made a significant capital investment with cable operator Comcast in a venture designed to bring expanded services - via cable wire - into homes. From the market's perspective, Microsoft's gesture was a validation of the cable industry's promise. This vote of confidence helped many cable TV positions, including Cablevision, TCI and Adelphia.
Q. YOU MENTIONED DISTRESSED SECURITIES EARLIER. HOW DO THESE INVESTMENTS FIT INTO YOUR OVERALL INVESTING SCHEME?
A. As their name implies, distressed securities are stocks or bonds of companies that have gone through some sort of financial difficulty. More often than not, these companies are highly leveraged - or carry a significant amount of debt - and are having problems paying off that debt. Investing in these types of securities is a risky game, as default is obviously a concern, but opportunities do exist. Thorough analysis of a company's business and balance sheet sometimes can uncover investment opportunities. A potentially profitable distressed opportunity is a good company with a bad balance sheet. Most distressed companies today, however, are inferior operations whose fundamental problems have led to balance sheet stress. Since these are rarely good investment opportunities, I stayed away from distressed securities during the period.
Q. WHY DO COMPANIES ISSUE HIGH-YIELD DEBT?
A. For various reasons. In the 1980s, companies issued high-yield debt primarily to fund recapitalizations and leveraged buyouts of other companies. In the 1990s, much of the capital from these offerings went toward business expansion and acquisitions. In many instances, companies that issue high-yield bonds are substantial, private companies that have no interest in becoming a public company through a stock offering. Big, multibillion dollar companies such as MCI and Turner Broadcasting started out in the high-yield market, grew their businesses rapidly and gradually grew out of the need to issue high-yield debt.
Q. IN THE PAST, YOU'VE MAINTAINED A RELATIVELY HIGH CASH POSITION IN THE PORTFOLIO. AS OF THE END OF THE PERIOD, YOUR CASH POSITION WAS ABOUT 11%. WHAT'S BEHIND THIS REDUCTION?
A. The fund's cash position is a residual effect of the number of opportunities I find in three categories: "plain vanilla" high-yield bonds, common stocks of highly-leverage companies, and distressed situations. If I find enough good opportunities in these areas, the fund's cash position may be relatively low because it will be more fully invested. On the other hand, these types of securities can go through periods of volatility, so it's sometimes beneficial to have a high cash balance on hand to take advantage of buying opportunities.
Q. WHICH INDIVIDUAL HOLDINGS PERFORMED WELL? WHICH WERE DISAPPOINTING?
A. Echostar Communications - a direct satellite TV company - performed very well due to strong subscription orders and promising business prospects. Alliance Gaming and Pioneer Natural Resources also contributed positively. Among the disappointments were El Paso Electric Co. and home equity lender ContiFinancial. El Paso, an electric utility in Texas, remains underfollowed after emerging from bankruptcy, while ContiFinancial lagged simply because home equity lenders fell out of investors' favor during the period.
Q. WHAT'S YOUR OUTLOOK?
A. The events of October - when economic and currency problems in Southeast Asia rattled financial markets around the world - increased investors' awareness of risk. But the future is never any more or less certain. There's always risk - it's just not always in the news. High-yield investments are vulnerable to corporate earnings. If corporate earnings begin to show signs of declining - as they did toward the end of the period - high-yield securities could suffer. Nevertheless, I'll continue to follow the same portfolio recipe by sprinkling a few promising stocks among the fund's high-yield bond base. It's my belief that this formula is effective over the long term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

DAVID GLANCY ON OWNING THE
BONDS AND STOCKS OF THE
SAME COMPANIES:
"By scanning the fund's list of
holdings, shareholders may notice
that the fund often has exposure
to a company's debt AND equity
securities. Investing in both reflects
my confidence that the company
will do well. Let me explain.
"The fund's investments are divided
into three buckets: 1) high-yield
bonds, which account for a
majority of the fund's assets; 2)
cash, which I prefer to maintain at a
level between 5% and 10%; and
3) equities and distressed securities.
"In the course of considering
investments for the high-yield
bucket, I may come across a
company that has a solid debt
structure and favorable business
plan. Companies that are growing
earnings and paying down debt
rapidly usually make good debt and
equity investments, and I'll often
own both. Current examples include
Echostar Communications and
Thermadyne, a manufacturer of
welding equipment."
FUND FACTS
GOAL: seeks income and capital
growth by investing mainly in
debt and equity securities, with
an emphasis on lower-quality
debt securities
FUND NUMBER: 038
TRADING SYMBOL: FAGIX
START DATE: November 1, 1977
SIZE: as of October 31, 1997,
more than $2.1 billion
MANAGER: David Glancy, since
1996; manager, Spartan High
Income Fund, 1993 to 1996;
joined Fidelity in 1990
(checkmark)
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF OCTOBER 31, 1997

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                                          INVESTMENTS    IN THESE HOLDINGS
                                                         6 MONTHS AGO

THERMADYNE HOLDINGS CORP.                 5.4            5.2

ECHOSTAR COMMUNICATIONS CORP.             4.8            2.6

PATHMARK STORES, INC.                     2.8            1.8

REVLON CONSUMER PRODUCTS CORP.            2.6            2.3

CABLEVISION SYSTEMS CORP.                 2.4            1.8


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

MEDIA & LEISURE                    25.7           20.6

UTILITIES                          15.4           4.9

INDUSTRIAL MACHINERY & EQUIPMENT   11.4           10.0

FINANCE                            9.1            8.8

ENERGY                             4.7            6.5

QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA, AA, A          0    0.0
                    .
                    0

BAA                 0    0.3
                    .
                    4

BA                  3    7.7
                    .
                    1

B                   4    31.7
                    5
                    .
                    0

CAA, CA, C          8    5.4
                    .
                    4

NOT RATED           1    4.1
                    .
                    7

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1997 AND APRIL 30, 1997 ACCOUNT FOR 1.5% AND 3.6%, RESPECTIVELY, OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **

NONCONVERTIBLE
BONDS  58.3%
PREFERRED STOCKS 14.3%
COMMON STOCKS 15.8%
SHORT-TERM
INVESTMENTS 11.2%
OTHER 0.4%
NONCONVERTIBLE
BONDS  48.1%
PREFERRED STOCKS 10.4%
COMMON STOCKS 17.0%
SHORT-TERM
INVESTMENTS 23.3%
OTHER 1.2%
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 11.2
ROW: 1, COL: 3, VALUE: 15.8
ROW: 1, COL: 4, VALUE: 14.3
ROW: 1, COL: 5, VALUE: 58.3
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 23.3
ROW: 1, COL: 3, VALUE: 17.0
ROW: 1, COL: 4, VALUE: 10.4
ROW: 1, COL: 5, VALUE: 48.1

* FOREIGN
 INVESTMENTS 3.8%
** FOREIGN
 INVESTMENTS 3.9%
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 58.3%
 MOODY'S (E) PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (D) (000S) (000S)
AEROSPACE & DEFENSE - 1.8%
AEROSPACE & DEFENSE - 1.6%
Fairchild Corp.:
12%, 10/15/01  Caa1 $ 11,335 $ 11,392
 13 1/8%, 3/15/06  Caa1  2,780  2,794
K&F Industries, Inc. 9 1/4%, 10/15/07 (i)  B3  8,830  8,830
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  10,632  10,632
  33,648
DEFENSE ELECTRONICS - 0.2%
Tracor, Inc. 8 1/2%, 3/1/07  B1  3,860  3,860
TOTAL AEROSPACE & DEFENSE   37,508
BASIC INDUSTRIES - 1.8%
CHEMICALS & PLASTICS - 0.7%
PCI Chemicals Canada, Inc.
9 1/4%, 10/15/07 (i)  B2  4,000  3,920
Sovereign Specialty Chemicals, Inc.
9 1/2%, 8/1/07 (i)  B3  1,100  1,125
Sterling Chemicals, Inc. 11 1/4%, 4/1/07  B3  6,000  6,555
Sterling Chemicals Holdings, Inc.
0%, 8/15/08 (f)  Caa1  5,480  3,918
  15,518
METALS & MINING - 0.1%
Kaiser Aluminum & Chemical Corp.
9 7/8%, 2/15/02  B1  2,000  2,070
PACKAGING & CONTAINERS - 0.1%
Huntsman Packaging Corp.
9 1/8%, 10/1/07 (i)  B2  2,050  2,101
PAPER & FOREST PRODUCTS - 0.9%
Container Corp. of America gtd.
9 3/4%, 4/1/03  B1  1,040  1,112
Omega Cabinets Ltd. 10 1/2%, 6/15/07 (i)   B3  2,400  2,508
Paperboard Industries International, Inc.
8 3/8%, 9/15/07 (i)  Ba3  1,450  1,461
Repap New Brunswick, Inc. yankee
10 5/8%, 4/15/05  Caa1  5,100  5,049
Riverwood International Corp.
10 5/8%, 8/1/07  B3  7,590  7,931
  18,061
TOTAL BASIC INDUSTRIES   37,750
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S (E) PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (D) (000S) (000S)
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE - 0.1%
Iron Mountain, Inc. 8 3/4%, 9/30/09 (i)  B3 $ 2,880 $ 2,902
DURABLES - 1.0%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Navistar Financial Corp. 9%, 6/1/02  B1  3,000  3,090
United Auto Group, Inc.(i):
11%, 7/15/07  B3  4,000  4,110
 Series B, 11%, 7/15/07  B3  3,000  3,068
  10,268
TEXTILES & APPAREL - 0.5%
Delta Mills, Inc. 9 5/8%, 9/1/07 (i)  B3  3,730  3,767
Nine West Group, Inc. 9%, 8/15/07 (i)  Ba3  6,840  6,823
  10,590
TOTAL DURABLES   20,858
ENERGY - 2.0%
COAL - 0.1%
Anker Coal Group, Inc.
9 3/4%, 10/1/07 (i)  B3  1,610  1,634
OIL & GAS - 1.9%
Belden & Blake Corp. 9 7/8%, 6/15/07  B3  5,120  5,222
Chesapeake Energy Corp.:
7 7/8%, 3/15/04  Ba3  1,460  1,431
 8 1/2%, 3/15/12  Ba2  4,490  4,411
Cross Timbers Oil Co. 8 3/4%, 11/1/09 (i)  B2  8,300  8,279
Petsec Energy, Inc. 9 1/2%, 6/15/07 (i)  B3  14,340  14,663
Rutherford-Moran Oil Corp.
10 3/4%, 10/1/04 (i)  B3  3,690  3,653
Southwest Royalties, Inc.
10 1/2%, 10/15/04 (i)  B3  2,040  2,020
  39,679
TOTAL ENERGY   41,313
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S (E) PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (D) (000S) (000S)
FINANCE - 6.7%
CREDIT & OTHER FINANCE - 3.4%
Advanced Accessory Systems LLC/AAC
Capital Corp. 9 3/4%, 10/1/07 (i)  B3 $ 2,370 $ 2,340
Delta Financial Corp. 9 1/2%, 8/1/04  B1  6,500  6,435
Fedders North America, Inc.
9 3/8%, 8/15/07 (i)  B2  5,600  5,684
GST Equipment Funding, Inc.
13 1/4%, 5/1/07 (i)  -  7,950  8,944
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  2,330  2,481
Olympic Finance Ltd. unit 11 1/2%, 3/15/07  B2  19,400  19,595
PTC International Finance BV
0%, 7/1/07 (f)(i)  B3  3,710  2,393
TransAmerican Energy (i):
11 1/2%, 6/15/02  B3  6,810  6,878
 0%, 6/15/02 (f)  B3  5,000  4,100
Unicco Services Co./Unicco Finance Corp.
9 7/8%, 10/15/07 (i)  B3  3,500  3,465
United Companies Financial Corp.
8 3/8%, 7/1/05  Ba3  10,000  10,023
  72,338
INSURANCE - 0.5%
American Premier Underwriters, Inc.
9 3/4%, 8/1/99  Ba1  5,000  5,187
Reliance Group:
9%, 11/15/00  Ba3  1,000  1,043
 9 3/4%, 11/15/03  B1  4,000  4,200
  10,430
SAVINGS & LOANS - 2.8%
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  43,700  49,678
First Nationwide Holdings, Inc.
9 1/8%, 1/15/03  Ba3  3,430  3,550
Western Financial Bank FSB 8 7/8%, 8/1/07  B1  5,460  5,296
  58,524
TOTAL FINANCE   141,292
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S (E) PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (D) (000S) (000S)
HEALTH - 0.8%
DRUGS & PHARMACEUTICALS - 0.1%
ICN Pharmaceuticals, Inc.
9 1/4%, 8/15/05 (i)  B1 $ 1,450 $ 1,515
MEDICAL FACILITIES MANAGEMENT - 0.7%
Integrated Healthcare Facilities LP 10%,
12/6/96 (b)  -  141  -
Sun Healthcare Group, Inc.
9 1/2%, 7/1/07 (i)  B2  3,000  3,045
Vencor, Inc. 8 5/8%, 7/15/07 (i)  B1  11,815  11,490
  14,535
TOTAL HEALTH   16,050
INDUSTRIAL MACHINERY & EQUIPMENT - 4.5%
ELECTRICAL EQUIPMENT - 2.5%
Echostar Communications Corp. secured discount
0%, 6/1/04 (f)  B2  58,715  52,403
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Howmet Corp. 10%, 12/1/03  B3  1,120  1,219
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  B1  11,711  12,165
 10 3/4%, 11/1/03  B3  27,196  29,168
  42,552
TOTAL Industrial machinery & equipment   94,955
MEDIA & LEISURE - 15.6%
BROADCASTING - 11.2%
ACME Television/ACME Financial Corp.
0%, 9/30/04 (f)(i)  B3  8,200  6,048
Adelphia Communications Corp.:
9 1/4%, 10/1/02 (i)  B3  3,600  3,573
 10 1/2%, 7/15/04 (i)  B3  3,750  3,900
 9 7/8%, 3/1/07  B3  20,890  21,308
American Telecasting, Inc.
0%, 8/15/05 (f)  Caa1  15,000  5,100
Citadel Broadcasting Co.
10 1/4%, 7/1/07 (i)  B3  2,100  2,216
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S (E) PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (D) (000S) (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Comcast UK Cable Partners Ltd.
0%, 11/15/07 (f)  B2 $ 13,680 $ 10,670
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (f)  Caa1  54,315  43,452
Echostar DBS Corp. 12 1/2%, 7/1/02 (i)  Caa1  6,050  6,398
Frontiervision Holdings LP/Frontiervision Holdings
Capital Corp. 0%, 9/15/07 (f)(i)  Caa1  1,974  1,357
International Cabletel, Inc. 0%, 2/1/06 (f) B3 29,385 21,595 Iridium LLC/Iridium Capital Corp.:
14%, 7/15/05  B3  6,000  6,300
 11 1/4%, 7/15/05 (i)  B3  8,250  7,673
Knology Holdings, Inc. unit 0%, 10/15/07 (f)(i)  -  6,500  3,315
Lenfest Communications, Inc. 8 3/8%, 11/1/05  Ba3  7,000  7,018
Marcus Cable Operating Co. LP/ Marcus Cable
Capital Corp. II gtd. 0%, 8/1/04 (f)  B3  4,250  3,793
Olympus Communications LP/Olympus
Capital Corp 10 5/8%, 11/15/06  B1  4,420  4,774
Panamsat Corp. 12 3/4%,
4/15/05 pay-in-kind  BBB+  6,726  8,038
Paxson Communications Corp.
11 5/8%, 10/1/02  B3  1,110  1,210
Pegasus Communications Corp.
9 5/8%, 10/15/05 (i)  B3  2,350  2,356
Peoples Choice TV Corp. unit
0%, 6/1/04 (f)  Caa  14,000  5,740
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  5,740  6,214
TCI Communications Financing III
9.65%, 3/31/27  Ba3  3,370  3,715
TCI Satellite Entertainment, Inc.
10 7/8%, 2/15/07 (i)  B3  1,000  1,030
Telemundo Group, Inc. 7%, 2/15/06 (l)  B1  28,280  27,997
Telewest PLC 0%, 10/1/07 (f)  B1  20,700  15,370
UIH Australia/PAC, Inc.,
0%, 5/15/06 (f)  B2  7,450  5,178
  235,338
ENTERTAINMENT - 0.8%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2  2,250  2,284
Alliance Gaming Corp. 10%, 8/1/07 (i)  B3  9,000  9,045
Ameristar Casinos, Inc. 10 1/2%, 8/1/04 (i)  B3  5,290  5,131
Hollywood Theaters, Inc.
10 5/8%, 8/1/07 (i)  B3  850  893
  17,353
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S (E) PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (D) (000S) (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.4%
Coleman Escrow Corp. secured 1st priority
0%, 5/15/01 (i)  B3 $ 8,000 $ 5,120
E&S Holdings Corp. 10 3/8%, 10/1/06  B3  3,010  2,559
  7,679
LODGING & GAMING - 2.1%
Autotote Corp. 10 7/8%, 8/1/04  B2  4,000  4,200
Boyd Gaming Corp. 9 1/2%, 7/15/07 (i)  B1  6,000  6,135
Grand Casinos, Inc. 9%, 10/15/04 (i)  B2  4,000  3,960
Hollywood Park, Inc./Hollywood Park
Operating Co. 9 1/2%, 8/1/07 (i)  B2  1,000  1,070
Players International, Inc. 10 7/8%, 4/15/05  Ba3  2,900  3,110
Showboat, Inc. 9 1/4%, 5/1/08  Ba3  11,000  11,385
Station Casinos, Inc. 9 3/4%, 4/15/07  B2  13,550  13,618
Sun International Hotels Ltd./Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  660  677
  44,155
PUBLISHING - 0.8%
Big Flower Press Holdings, Inc.
8 7/8%, 7/1/07  B2  2,100  2,111
Garden State Newspapers, Inc.
8 3/4%, 10/1/09 (i)  B1  1,705  1,696
ITT Publimedia BV 9 3/8%, 9/15/07 (i)  B3  9,830  10,223
Maxwell Communication Corp. PLC euro
5%, 6/16/99 (c)  - CHF 6  -
Sun Media Corp. yankee:
9 1/2%, 2/15/07  B3  2,000  2,110
 9 1/2%, 5/15/07  B3  1,000  1,058
  17,198
RESTAURANTS - 0.3%
SC International Services, Inc.
9 1/4%, 9/1/07 (i)  B2  7,180  7,323
TOTAL MEDIA & LEISURE   329,046
NONDURABLES - 2.8%
AGRICULTURE - 0.0%
Windy Hill Pet Food, Inc. 9 3/4%, 5/15/07  B3  920  934
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S (E) PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (D) (000S) (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 2.7%
MacAndrews and Forbes Holdings, Inc.
13%, 3/1/99  B3 $ 1,835 $ 1,846
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  51,530  54,364
  56,210
TOBACCO - 0.1%
North Atlantic Trading, Inc. 11%, 6/15/04  B3  1,950  1,994
TOTAL NONDURABLES   59,138
RETAIL & WHOLESALE - 4.1%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(i)  -  18,686  701
GROCERY STORES - 4.0%
Brunos, Inc. 10 1/2%, 8/1/05  Caa2  2,120  1,102
Fleming Companies, Inc.
10 5/8%, 7/31/07 (i)  B3  6,840  7,216
Marsh Supermarkets, Inc. 8 7/8%, 8/1/07 (i)  B2  8,800  8,470
Pathmark Stores, Inc.:
9 5/8%, 5/1/03  B3  29,415  27,724
 0%, 11/1/03 (f)  Caa2  44,150  30,243
Penn Traffic Co.:
8 5/8%, 12/15/03  B3  6,494  5,487
 10 3/8%, 10/1/04  B3  2,000  1,800
  82,042
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
J Crew Operating Corp.
10 3/8%, 10/15/07 (i)  B3  2,660  2,633
TOTAL RETAIL & WHOLESALE   85,376
SERVICES - 1.4%
ADVERTISING - 0.1%
Katz Media Corp. 10 1/2%, 1/15/07  B2  2,000  2,120
LEASING & RENTAL - 0.1%
Williams Scotsman, Inc. 9 7/8%, 6/1/07  B-  2,430  2,491
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S (E) PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (D) (000S) (000S)
SERVICES - CONTINUED
PRINTING - 0.1%
US Banknotes Corp. 10 3/8%, 6/1/02  B1 $ 2,000 $ 2,085
SERVICES - 1.1%
Borg-Warner Security Corp. 9 5/8%, 3/15/07  B3  5,040  5,090
Coach USA, Inc. 9 3/8%, 7/1/07 (i)  B1  1,000  1,010
Coinmach Corp. 11 3/4%, 11/15/05 (i)  B2  3,000  3,278
Orion Network Systems, Inc.:
11 1/4%, 1/15/07  B2  5,000  5,613
 0%, 1/15/07 (f)  B2  10,000  7,274
  22,265
TOTAL SERVICES   28,961
TECHNOLOGY - 2.7%
COMMUNICATIONS EQUIPMENT - 1.7%
Intermedia Communications, Inc.
0%, 7/15/07 (f)  B2  48,710  31,905
Jordan Telecommunications Products
0%, 8/1/07 (f)(i)  B3  4,200  3,276
  35,181
COMPUTER SERVICES & SOFTWARE - 0.6%
Anacomp, Inc. 10 7/8%, 4/1/04   B-  3,200  3,304
DecisionOne Corp. 9 3/4%, 8/1/07  B3  3,230  3,303
DecisionOne Holdings Corp. unit
0%, 8/1/08 (f)  Caa1  1,530  964
Federal Data Corp. 10 1/8%, 8/1/05 (i)  B3  5,400  5,521
  13,092
ELECTRONIC INSTRUMENTS - 0.2%
High Voltage Engineering Corp.
10 1/2%, 8/15/04 (i)  B3  5,030  5,181
ELECTRONICS - 0.2%
Communications Instruments, Inc.
10%, 9/15/04 (i)  B3  4,400  4,378
TOTAL TECHNOLOGY   57,832
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S (E) PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (D) (000S) (000S)
TRANSPORTATION - 2.4%
AIR TRANSPORTATION - 1.5%
US Air, Inc.:
 9 5/8%, 2/1/01  B3 $ 22,197 $ 22,919
 10%, 7/1/03  B3  1,700  1,755
 pass through trust:
  9 5/8%, 9/1/03  B1  7,050  7,420
  32,094
RAILROADS - 0.9%
Transtar Holdings LP/Transtar Capital Corp.
0%, 12/15/03 (f)  B-  22,790  19,599
TRUCKING & FREIGHT - 0.0%
St. Johnsbury Trucking Co. 11%, 7/15/98
pay-in-kind (b)(h)  -  7,550  1
TOTAL TRANSPORTATION   51,694
UTILITIES - 10.6%
CELLULAR - 5.9%
Comcast Cellular Holdings, Inc.
9 1/2%, 5/1/07  Ba3  6,000  5,990
Globalstar LP/Globalstar Capital Corp.:
11 3/8%, 2/15/04  B3  10,000  9,900
 11 1/4%, 6/15/04  B3  10,550  10,392
McCaw International Ltd. 0%, 4/15/07 (f) CCC 57,720 33,476 Metrocall, Inc. 9 3/4%, 11/1/07 (i) B3 4,350 4,296
Millicom International Cellular SA
0%, 6/1/06 (f)  B3  2,870  2,153
Nextel Communications, Inc. (f):
0%, 9/1/03  B3  26,860  26,054
 0%, 9/15/07(i)  B3  21,884  12,693
Price Communications Cellular Holdings, Inc. unit
0%, 8/1/07 (f)(i)  Caa1  16,500  9,488
Rogers Communications, Inc. 8 7/8%, 7/15/07  B2  5,790  5,732
Telesystem International Wireless, Inc.:
0%, 6/30/07 (f)(i)  Caa1  5,340  3,204
 0%, 11/1/07 (f)(i)  Caa1  3,550  1,882
  125,260
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S (E) PRINCIPAL VALUE (NOTE 1)
 RATINGS AMOUNT (D) (000S) (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 4.7%
Brooks Fiber Properties, Inc.:
0%, 3/1/06 (f)  - $ 5,070 $ 4,119
 11 7/8%, 11/1/06  -  3,850  3,013
Hermes Europe Railtel BV 11 1/2%, 8/15/07 (i)  B3  3,090  3,329
Hyperion Telecommunications, Inc.:
0%, 4/15/03 (f)  -  2,710  1,843
 12 1/4%, 9/1/04 (i)  -  4,800  5,088
McLeodUSA, Inc.:
0%, 3/1/07 (f)  B3  18,050  12,477
 9 1/4%, 7/15/07 (i)  B3  10,000  10,275
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  12,180  12,286
Qwest Communications International, Inc.
0%, 10/15/07 (f)(i)  B2  26,000  16,640
RCN Corp. 10%, 10/15/07 (i)  B3  6,050  5,974
Telegroup, Inc. 0%, 11/1/04 (f)(i)  -  1,840  1,362
Teleport Communications Group, Inc.
0%, 7/1/07 (f)  B1  15,000  11,738
Winstar Communications, Inc.:
0%, 10/15/05 (f)  Caa1  5,820  4,132
 14 1/2%, 10/15/05  CCC+  5,650  6,554
  98,830
TOTAL UTILITIES   224,090
TOTAL NONCONVERTIBLE BONDS
(Cost $1,197,183)   1,228,765
COMMERCIAL MORTGAGE SECURITIES - 0.4%
First Chicago /Lennar Trust I Series 1997-CHL1
Class E, 8.1217%, 2/28/11 (j)
(Cost $6,944)  -  9,200  7,756
COMMON STOCKS - 15.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.4%
DEFENSE ELECTRONICS - 0.4%
Tracor, Inc. (a)    282,900 $ 7,568
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.1%
Atlantis Group, Inc. (Trivest/Winston) (a)(h)    33,115  469
Sterling Chemical Holdings warrants 8/15/08 (a)    6,690  254
Trivest 1992 Special Fund Ltd.     11.4(k)  1,346
  2,069
METALS & MINING - 0.0%
Camphor Ventures, Inc. (a)    356,400  607
Commonwealth Industries, Inc.     10,000  176
  783
TOTAL BASIC INDUSTRIES   2,852
CONSTRUCTION & REAL ESTATE - 0.0%
BUILDING MATERIALS - 0.0%
Puretec Corp. (a)    5,000  13
DURABLES - 0.8%
TEXTILES & APPAREL - 0.8%
Arena Brands Holdings Corp. Class B (a)    413,111  16,686
Hat Brands, Inc. Class I unit (a)(h)    1,980,000  -
  16,686
ENERGY - 2.7%
ENERGY SERVICES - 0.0%
Dawson Production Services, Inc. (a)    5,000  121
Parker Drilling Co. (a)    4,800  71
  192
OIL & GAS - 2.7%
Chesapeake Energy Corp.     11,500  113
Gulf Canada Resources Ltd. (a)    1,391,800  11,463
Nuevo Energy Corp. (a)    351,200  14,553
Petsec Energy Ltd. sponsored ADR (a)    161,800  3,641
Pioneer Natural Resources Co.     647,972  25,959
XCL Ltd. unit    10,000  2,050
  57,779
TOTAL ENERGY   57,971
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 1.4%
CREDIT & OTHER FINANCE - 1.1%
Arcadia Financial Ltd. (a)    125,900 $ 1,141
ContiFinancial Corp. (a)(g)    747,000  21,243
  22,384
INSURANCE - 0.3%
American Annuity Group, Inc.     351,913  7,082
TOTAL FINANCE   29,466
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Imagyn Medical Technologies, Inc. (a)    375,600  1,279
INDUSTRIAL MACHINERY & EQUIPMENT - 4.4%
ELECTRICAL EQUIPMENT - 0.9%
Echostar Communications Corp. Class A (a)(g)    897,323  17,049
Loral Space & Communications Ltd.  (a)    100,000  2,100
  19,149
INDUSTRIAL MACHINERY & EQUIPMENT - 3.5%
Fedders Corp.     10,000  60
Lincoln Electric Co.     10,000  378
Thermadyne Holdings Corp. (a)(g)    2,424,935  72,748
  73,186
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   92,335
MEDIA & LEISURE - 3.6%
BROADCASTING - 1.2%
Chancellor Trust Class I unit (h)    273  24,247
ENTERTAINMENT - 0.7%
Alliance Gaming Corp. (a)(g)    2,831,078  14,155
Livent, Inc. (a)    19,000  175
  14,330
LODGING & GAMING - 1.7%
Autotote Corp. Class A (a)    153,700  375
Bally Gaming International, Inc. warrants 7/29/98 (a)   300,000  263
Harrah's Entertainment, Inc. (a)    50,000  984
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Players International, Inc. (a)    1,015,900 $ 3,556
Showboat, Inc. (g)    1,134,100  22,540
Station Casinos, Inc. (a)    306,400  2,490
WMS Industries, Inc.    249,500  6,065
  36,273
TOTAL MEDIA & LEISURE   74,850
NONDURABLES - 0.0%
BEVERAGES - 0.0%
Stroh Brewery Co. warrants 1/1/01 (a)    25,067  90
PRECIOUS METALS - 0.3%
Mountain Province Mining, Inc. (a)(g)    1,255,000  5,435
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a)    307,603  29
Lamonts Apparel, Inc. warrants 6/10/99 (a)    562,033  -
  29
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Zale Corp. unit (a)(h)    1,768,285  18
TOTAL RETAIL & WHOLESALE   47
SERVICES - 0.0%
Orion Network Systems, Inc. (a):
warrants 1/15/07    5,000  65
 warrants 1/15/07    10,000  110
Vestar/LPA Investment Corp. (a)    2,550  51
  226
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.0%
Globalstar Telecommunications Ltd. warrants 2/15/04 (a) 10,000 1,000 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 0.1%
DecisionOne Holdings Corp. (a)    1,389 $ 44
Midway Games, Inc. (a)    87,100  1,824
  1,868
TOTAL TECHNOLOGY   2,868
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. warrants 12/15/00 (a)    108,320  356
UTILITIES - 1.9%
CELLULAR - 0.0%
McCaw International Ltd. warrants
4/15/07 (a)(i)    57,720  144
ELECTRIC UTILITY - 1.8%
Baycorp Holdings Ltd. (a)    25,849  194
El Paso Electric Co. (a)(g)    5,969,941  37,685
Niagara Mohawk Power Corp. (a)    70,100  679
  38,558
TELEPHONE SERVICES - 0.1%
Hyperion Telecommunications, Inc.
warrants 4/15/01 (a)(i)    2,000  150
Source Media, Inc.     30,000  368
Source Media, Inc. unit (i)    53  1,352
  1,870
TOTAL UTILITIES   40,572
TOTAL COMMON STOCKS
(Cost $268,378)   332,614
PREFERRED STOCKS - 14.3%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.5%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Echostar Communications Corp. $3.375, Series C    34,000 $ 1,700
Loral Space & Communications Ltd. $3.00, Series C (i)   50,000  3,031
  4,731
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.3%
CD Radio, Inc. 5% (h)    150,268  5,673
RETAIL & WHOLESALE - 0.0%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Corp. pay-in-kind    17,771  4
TOTAL CONVERTIBLE PREFERRED STOCKS   10,408
NONCONVERTIBLE PREFERRED STOCKS - 13.8%
BASIC INDUSTRIES - 0.3%
PAPER & FOREST PRODUCTS - 0.3%
SDW Holdings Corp. 15% (i)    125,550  4,583
S D Warren Co. 14% exchangeable pay-in-kind    27,816  1,307
  5,890
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Crown America Realty Trust Series A 11%,
pay-in kind    40,400  2,202
FINANCE - 1.0%
CREDIT & OTHER FINANCE - 1.0%
American Annuity Group Capital Trust II 8 3/4%    18,557  19,679
SIG Capital Trust I 9 1/2% (i)    2,530  2,558
  22,237
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
ELECTRICAL EQUIPMENT - 2.3%
Ampex Corp. 8% (a)(h)    23,995 $ 18,651
Echostar Communications Corp. 12 1/8%,
pay-in-kind    29,458  30,047
  48,698
MEDIA & LEISURE - 6.2%
BROADCASTING - 6.2%
Adelphia Communications Corp. 13% (i)    177,855  20,275
Cablevision Systems Corp.:
11 1/8% depositary shares pay-in-kind    398,551  43,841
 Series H, $11.75 pay-in-kind    60,437  6,829
Chancellor Media Corp.:
12%, pay-in-kind (i)    50,882  5,851
 Series A, $12.25     190,700  25,937
Citadel Broadcasting Co. 13 1/4%,
pay-in-kind (i)    40,250  4,428
Granite Broadcasting Corp. 12 3/4%, pay-in-kind    10,867  11,410
NTL, Inc. 13%, pay-in-kind    3,684  4,052
SFX Broadcasting, Inc. 12 5/8%    4,255  487
Sinclair Capital 11 5/8%    30,000  3,210
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind    3,717  4,293
  130,613
RETAIL & WHOLESALE - 0.4%
GROCERY STORES - 0.4%
Supermarkets General Holdings Corp. $3.52
pay-in-kind    462,093  9,357
TECHNOLOGY - 0.6%
COMMUNICATIONS EQUIPMENT - 0.6%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind   10,826  12,558
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 2.9%
CELLULAR - 1.3%
Nextel Communications Corp. 13%,
pay-in-kind (i)    25,271 $ 27,672
ELECTRIC UTILITY - 0.2%
El Paso Electric Co., Series A, 11.40%,
pay-in-kind    31,057  3,354
TELEPHONE SERVICES - 1.4%
American Communications Services, Inc.
12 3/4%, pay-in-kind (i)    3,589  3,374
Hyperion Telecommunications, Inc. 12 7/8%,
pay-in-kind (i)    2,867  2,781
ICG Holdings, Inc. 14% pay-in-kind    2,142  2,528
IXC Communications, Inc. 12 1/2%,
pay-in-kind (i)    8,121  9,035
NEXTLINK Communications, Inc.
14%, pay-in-kind     200,087  11,804
  29,522
TOTAL UTILITIES   60,548
TOTAL NONCONVERTIBLE PREFERRED STOCKS   292,103
TOTAL PREFERRED STOCKS
(Cost $268,594)   302,511
PURCHASED BANK DEBT - 0.0%
 PRINCIPAL
 AMOUNT (D) (000S)
Merry-Go-Round Enterprises, Inc. (b):
trade claim   $ 41  -
 trade claim    143  -
 trade claim    155  -
 lease indemnity claim    1,423  -
TAK Communications term loan (b)    36,907  -
TOTAL PURCHASED BANK DEBT
(Cost $1,082)   -
CASH EQUIVALENTS - 11.2%
 MATURITY VALUE (NOTE 1
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated
10/31/97 due 11/3/97:
 at 5.68%   $ 217,983 $ 217,880
  at 5.60%    17,609  17,601
TOTAL CASH EQUIVALENTS
(Cost $235,481)   235,481
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,977,662)  $ 2,107,127
CURRENCY ABBREVIATIONS
CHF - Swiss franc
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Non-income producing - the company moved to seek a court appointed administrator under British bankruptcy law.
4. Principal amount is stated in United States dollars unless otherwise noted.
5. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc (ratings are unaudited).
6. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
7. Affiliated company (see Note 7 of Notes to Financial Statements).
8. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION   DATE COST (000S) SECURITY
Ampex Corp. 8% 2/16/95 $ 12,598
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 39
CD Radio, Inc. 5% 5/8/97 $ 4,307
Chancellor Trust
 Class I unit 10/12/94 $ 5,515
Hat Brands, Inc.
 Class I unit 2/22/94 $ 1,980
St. Johnsbury Trucking Co.
 11%, 7/15/98 2/1/93 $ 2,827
Zale Corp. 2/6/91
 unit to 7/30/93 $ -
9. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $410,309,000 or 19.5% of net assets.
10. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
11. Represents number of units held.
12. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  0.6%
Ba 3.1% BB  4.4%
B 43.8% B  41.1%
Caa 6.5% CCC  8.6%
Ca, C 0.0% CC, C  0.2%
The percentage not rated by Moody's or S&P amounted to 1.7%. FMR has determined that unrated debt securities that are lower quality account for 1.5% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,981,778,000. Net unrealized appreciation aggregated $125,349,000, of which $179,818,000 related to appreciated investment securities and $54,469,000 related to depreciated investment securities.
At April 30, 1997, the fund had a capital loss carryforward of approximately $94,621,000 of which $52,847,000, and $41,774,000 will expire on April 30, 1999, and 2005, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 1998 approximately $51,826,000 of losses recognized during the period November 1, 1996 to April 30, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                      $ 2,107,127
AGREEMENTS OF $235,481) (COST $1,977,662) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                           1

RECEIVABLE FOR INVESTMENTS SOLD                                                31,224

DIVIDENDS RECEIVABLE                                                           46

INTEREST RECEIVABLE                                                            17,968

OTHER RECEIVABLES                                                              1,726

 TOTAL ASSETS                                                                  2,158,092

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                  $ 30,683

PAYABLE FOR FUND SHARES REDEEMED                                    967

DISTRIBUTIONS PAYABLE                                               1,185

ACCRUED MANAGEMENT FEE                                              1,056

OTHER PAYABLES AND ACCRUED EXPENSES                                 964

COLLATERAL ON SECURITIES LOANED, AT VALUE                           21,058

 TOTAL LIABILITIES                                                             55,913

NET ASSETS                                                                    $ 2,102,179

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 2,073,106

UNDISTRIBUTED NET INVESTMENT INCOME                                            12,092

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                          (112,484)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      129,465

NET ASSETS, FOR 212,771 SHARES OUTSTANDING                                    $ 2,102,179

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                           $9.88
PER SHARE ($2,102,179 (DIVIDED BY) 212,771 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                       $ 9,598
DIVIDENDS (INCLUDING $48 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $141)                 71,715

 TOTAL INCOME                                                            81,313

EXPENSES

MANAGEMENT FEE                                                $ 6,169

TRANSFER AGENT FEES                                            2,029

ACCOUNTING AND SECURITY LENDING FEES                           414

NON-INTERESTED TRUSTEES' COMPENSATION                          21

CUSTODIAN FEES AND EXPENSES                                    26

REGISTRATION FEES                                              48

AUDIT                                                          80

LEGAL                                                          17

MISCELLANEOUS                                                  2

 TOTAL EXPENSES BEFORE REDUCTIONS                              8,806

 EXPENSE REDUCTIONS                                            (82)      8,724

NET INVESTMENT INCOME                                                    72,589

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED LOSS OF $3,653      37,929
 ON SALE OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                 (4)       37,925

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  110,309
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          148,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 220,823
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        SIX MONTHS ENDED   YEAR ENDED
                                                             OCTOBER 31,       APRIL 30,
                                                            1997               1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 72,589           $ 141,924
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    37,925             (87,543)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        110,309            110,677

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             220,823            165,058
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (89,674)           (180,254)

SHARE TRANSACTIONS                                           129,761            280,897
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               79,666             156,531

 COST OF SHARES REDEEMED                                     (279,561)          (652,730)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (70,134)           (215,302)
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                              323                925

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    61,338             (229,573)

NET ASSETS

 BEGINNING OF PERIOD                                         2,040,841          2,270,414

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT      $ 2,102,179        $ 2,040,841
INCOME OF $12,092 AND $29,177, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        13,348             30,268

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     8,239              17,049

 REDEEMED                                                    (28,847)           (70,439)

 NET INCREASE (DECREASE)                                     (7,260)            (23,122)


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED APRIL 30,
      OCTOBER 31,

      1997                1997                    1996   1995   1994 D   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 9.280    $ 9.340    $ 9.170   $ 9.590   $ 9.300   $ 8.320
BEGINNING OF PERIOD

INCOME FROM INVESTMENT          .337 C     .605 C     .902      .814      .871      .645
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND               .678       .093       .119      (.427)    .249      .942
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT          1.015      .698       1.021     .387      1.120     1.587
 OPERATIONS



LESS DISTRIBUTIONS              (.416)     (.762)     (.724)    (.617)    (.730)    (.619)
FROM NET INVESTMENT
 INCOME

 IN EXCESS OF NET               -          -          (.133)    (.202)    (.119)    -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS            (.416)     (.762)     (.857)    (.819)    (.849)    (.619)

REDEMPTION FEES ADDED           .001       .004       .006      .012      .019      .012
TO PAID IN CAPITAL

NET ASSET VALUE, END           $ 9.880    $ 9.280    $ 9.340   $ 9.170   $ 9.590   $ 9.300
OF PERIOD

TOTAL RETURN B, G               11.12%     7.88%      11.72%    4.63%     12.46%    20.03%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 2,102    $ 2,041    $ 2,270   $ 2,256   $ 2,734   $ 2,124
(IN MILLIONS)

RATIO OF EXPENSES TO            .83% A     .87%       .98%      .96%      .97%      .91%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .83% A,    .86%       .98%      .96%      .97%      .91%
AVERAGE NET ASSETS AFTER        E         E
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         6.87% A    6.53%      8.03%     7.38%     6.78%     7.45%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE         208% A     309%       119%      78%       100%      102%

AVERAGE COMMISSION             $ .0331    $ .0382
RATE F


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Capital & Income (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, defaulted bonds, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 365 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS -
CONTINUED
currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $49,059,000 or 2.3% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the value of these investments was $0.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,010,567,000 and $1,884,087,000, respectively, of which U.S. government and government agency obligations aggregated $247,173,000 and $246,343,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .58% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an
affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets. ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $29,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan.
At period end, the value of the securities loaned and the value of collateral amounted to $19,877,000 and $21,058,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $73,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $2,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Alliance Gaming Corp.  $ 493 $ 433 $ - $ 14,155
Contifinancial Corp.   7,099  -  -  21,243
Echostar Communications Class A   6,632  16,687  -  17,049
El Paso Electric Co.   -  153  -  37,685
Mountain Province Mining, Inc.   99  -  -  5,435
Showboat, Inc.   5,799  -  48  22,540
Thermadyne Holdings Corp.   -  -  -  72,748
WHG Resorts and Casinos, Inc.   -  1,085  -  -
WMS Industries, Inc.   22  14,749  -  -
TOTALS  $ 20,144 $ 33,107 $ 48 $ 190,855
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Summer Street Trust: Fidelity Capital & Income Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended April 30, 1997 and the financial highlights for the six months ended October 31, 1997 and each of the five years in the period ended April 30, 1997. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Summer Street Trust: Fidelity Capital & Income Fund as of October 31, 1997, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended April 30, 1997 and the financial highlights for the six months ended October 31, 1997 and each of the five years in the period ended April 30, 1997, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 10, 1997
INVESTMENT ADVISER
Fidelity Management & Research Company, Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart Grenier, Vice President
David Glancy, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
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